UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: March 1, 2016 to May 31, 2016

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7%
Financial - 34.2%
China Construction Bank Corp. — Class H	1,664,549	$1,073,537
Industrial & Commercial Bank of China Ltd. — Class H	1,703,126	903,289
Bank of China Ltd. — Class H	1,678,466	682,782
Ping An Insurance Group Company of China Ltd. — Class H	111,852	499,638
China Life Insurance Company Ltd. — Class H	163,995	366,912
Bank of Communications Company Ltd. — Class H	480,993	297,828
China Overseas Land & Investment Ltd.	95,995	288,549
Agricultural Bank of China Ltd. — Class H	565,982	206,920
China Pacific Insurance Group Company Ltd. — Class H	60,200	205,752
China Merchants Bank Company Ltd. — Class H	99,993	205,183
CITIC Ltd.	128,000	185,867
PICC Property & Casualty Company Ltd. — Class H	99,995	182,531
China CITIC Bank Corporation Ltd. — Class H	270,993	159,076
China Resources Land Ltd.	59,999	143,507
China Minsheng Banking Corporation Ltd. — Class H	151,990	143,222
Haitong Securities Company Ltd. — Class H1	74,800	122,290
CITIC Securities Company Ltd. — Class H1	50,001	108,393
Dalian Wanda Commercial Properties Company Ltd. — Class H2	14,234	90,243
GF Securities Company Ltd. — Class H*	37,072	85,902
Country Garden Holdings Company Ltd.	177,873	71,212
China Galaxy Securities Company Ltd. — Class H1	80,500	70,986
Evergrande Real Estate Group Ltd.	103,994	69,614
China Vanke Company Ltd. — Class H	28,696	68,414
China Cinda Asset Management Company Ltd. — Class H	193,000	63,106
People's Insurance Company Group of China Ltd. — Class H	153,000	61,254
China Taiping Insurance Holdings Company Ltd.*,1	31,400	60,794
New China Life Insurance Company Ltd. — Class H	17,600	60,267
Huatai Securities Company Ltd. — Class H*,1,2	24,127	50,626
Fullshare Holdings Ltd.	116,884	43,635
China Everbright Ltd.	20,000	38,413
Longfor Properties Company Ltd.	26,999	36,494

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Financial - 34.2% (continued)
Far East Horizon Ltd.	47,000	$35,637
Shimao Property Holdings Ltd.	26,999	34,200
Sino-Ocean Land Holdings Ltd.	74,493	30,207
Guangzhou R&F Properties Company Ltd. — Class H	22,400	29,758
Chongqing Rural Commercial Bank Company Ltd. — Class H	55,994	28,688
Shenzhen Investment Ltd.	61,999	25,061
China Jinmao Holdings Group Ltd.	85,998	24,798
Sunac China Holdings Ltd.	39,000	24,249
Shanghai Industrial Holdings Ltd.	10,000	22,554
Credit China Holdings Ltd.*	52,000	20,684
Shui On Land Ltd.	75,493	19,048
KWG Property Holding Ltd.	29,315	18,416
SOHO China Ltd.	41,499	18,217
Shengjing Bank Company Ltd. — Class H1,2	15,318	17,806
Harbin Bank Company Ltd. — Class H2	67,000	17,595
Yuexiu Property Company Ltd.	135,992	17,331
Guotai Junan International Holdings Ltd.[1]	53,000	16,920
Agile Property Holdings Ltd.	32,000	15,777
CIFI Holdings Group Company Ltd.	62,000	14,606
China South City Holdings Ltd.	70,000	13,246
Renhe Commercial Holdings Company Ltd.*,1	423,930	12,715
Hopson Development Holdings Ltd.*	14,000	12,363
Noah Holdings Ltd. ADR*,1	477	12,087
Joy City Property Ltd.	86,000	11,735
Poly Property Group Company Ltd.[1]	41,999	10,975
E-House China Holdings Ltd. ADR*,1	1,610	10,368
Greentown China Holdings Ltd.*	14,000	9,822
Central China Securities Company Ltd. — Class H	22,000	9,516
Total Financial		7,180,615
Communications - 28.9%
Tencent Holdings Ltd.	58,342	1,301,554
China Mobile Ltd.	97,951	1,117,184
Alibaba Group Holding Ltd. ADR*	13,446	1,102,573
Baidu, Inc. ADR*	5,569	994,289
JD.com, Inc. ADR*	18,086	445,097
Ctrip.com International Ltd. ADR*	6,952	318,123
Qihoo 360 Technology Company Ltd. ADR*	1,967	146,148
China Telecom Corporation Ltd. — Class H	279,981	130,473
China Unicom Hong Kong Ltd.	117,995	127,441
Vipshop Holdings Ltd. ADR*	6,321	73,766
SINA Corp.*,1	1,172	63,300
YY, Inc. ADR*	664	28,851

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Communications - 28.9% (continued)
SouFun Holdings Ltd. ADR*	5,104	$27,715
Sohu.com, Inc.*	597	24,937
China Communications Services Corp. Ltd. — Class H	47,993	22,550
58.com, Inc. ADR*	396	21,404
Autohome, Inc. ADR*	834	20,675
ZTE Corp. — Class H	15,248	20,021
21Vianet Group, Inc. ADR*,1	1,372	19,921
Weibo Corp ADR*	597	15,874
Bitauto Holdings Ltd. ADR*	715	14,507
51job, Inc. ADR*,1	418	12,962
CITIC Telecom International Holdings Ltd.	29,000	11,685
Coolpad Group Ltd.*	52,000	10,242
Millennium Pacific Group Holdings Ltd.*	32,363	5,999
Total Communications		6,077,291
Energy - 7.1%
CNOOC Ltd.	325,990	389,434
China Petroleum & Chemical Corp. — Class H	513,183	350,131
PetroChina Company Ltd. — Class H	423,986	291,457
China Shenhua Energy Company Ltd. — Class H	67,996	108,014
Kunlun Energy Company Ltd.	67,994	55,669
China Longyuan Power Group Corporation Ltd. — Class H	62,998	43,307
China Coal Energy Company Ltd. — Class H	83,993	37,736
GCL-Poly Energy Holdings Ltd.[1]	252,995	36,151
Xinyi Solar Holdings Ltd.[1]	82,000	33,251
China Oilfield Services Ltd. — Class H	35,999	27,388
Sinopec Engineering Group Company Ltd. — Class H	24,500	21,510
Yanzhou Coal Mining Company Ltd. — Class H1	35,999	19,371
Trina Solar Ltd. ADR*	1,729	13,884
Beijing Jingneng Clean Energy Co. Ltd. — Class H	42,000	13,192
Shougang Fushan Resources Group Ltd.	80,000	12,461
Sinopec Kantons Holdings Ltd.	22,000	10,988
JinkoSolar Holding Company Ltd. ADR*,1	418	9,087
Sinopec Oilfield Service Corp. — Class H*	44,000	8,213
AAG Energy Holdings Ltd.*,2	56,000	7,858
United Energy Group Ltd.*	75,994	4,304
Total Energy		1,493,406
Consumer, Non-cyclical - 6.9%
Hengan International Group Company Ltd.	15,501	139,882
Sinopharm Group Company Ltd. — Class H	24,001	111,228
New Oriental Education & Technology Group, Inc. ADR	2,605	110,061
WH Group Ltd.[2]	141,500	108,928
Want Want China Holdings Ltd.[1]	133,993	94,870

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Non-cyclical - 6.9% (continued)
China Mengniu Dairy Company Ltd.	54,998	$91,049
China Conch Venture Holdings Ltd.	36,500	73,581
Sino Biopharmaceutical Ltd.	85,992	58,338
TAL Education Group ADR*	886	47,330
CSPC Pharmaceutical Group Ltd.	48,000	43,748
China Biologic Products, Inc.*	340	40,106
China Medical System Holdings Ltd.	27,495	39,358
China Huishan Dairy Holdings Company Ltd.[1]	98,000	38,604
Tingyi Cayman Islands Holding Corp.[1]	39,999	36,353
Jiangsu Expressway Company Ltd. — Class H	26,000	35,611
Shenzhen International Holdings Ltd.	21,322	32,389
Tsingtao Brewery Company Ltd. — Class H	8,000	28,784
Zhejiang Expressway Company Ltd. — Class H	27,999	26,240
Uni-President China Holdings Ltd.	26,000	23,630
Shandong Weigao Group Medical Polymer Company Ltd. — Class H	40,001	22,966
3SBio, Inc.*,2	22,954	22,368
Luye Pharma Group Ltd.*	33,500	20,700
Tong Ren Tang Technologies Company Ltd. — Class H	12,000	19,526
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H	7,500	19,503
CAR, Inc.*	19,818	19,006
China Agri-Industries Holdings Ltd.*,1	44,999	15,061
Universal Medical Financial & Technical Advisory Services Company Ltd.*,2	21,136	14,965
CP Pokphand Company Ltd.	133,993	14,489
Fu Shou Yuan International Group Ltd.	20,000	14,341
SSY Group Ltd.	42,000	13,733
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd. — Class H	6,000	13,609
Shenzhen Expressway Company Ltd. — Class H	14,000	12,021
China Modern Dairy Holdings Ltd.[1]	58,989	10,707
Phoenix Healthcare Group Company Ltd.	7,000	9,894
Tibet Water Resources Ltd.	30,000	9,693
Vinda International Holdings Ltd.	5,000	8,844
China Shengmu Organic Milk Ltd.*,2	41,000	8,814

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Non-cyclical - 6.9% (continued)
Hua Han Health Industry Holdings Ltd.	91,200	$8,688
China Animal Healthcare Ltd.*,†††,3	36,000	–
Total Consumer, Non-cyclical		1,459,018
Technology - 6.4%
NetEase, Inc. ADR	6,139	1,091,760
Lenovo Group Ltd.	143,995	88,420
Semiconductor Manufacturing International Corp.*	584,983	48,948
TravelSky Technology Ltd. — Class H	19,000	36,004
Kingsoft Corporation Ltd.[1]	15,000	28,655
NetDragon Websoft, Inc.[1]	5,000	16,091
Chinasoft International Ltd.*,1	36,000	13,857
Kingdee International Software Group Company Ltd.*,1	38,000	13,012
Shunfeng International Clean Energy Ltd.*	58,000	8,885
Ju Teng International Holdings Ltd.	18,000	7,762
Total Technology		1,353,394
Consumer, Cyclical - 6.0%
BYD Company Ltd. — Class H*,1	14,000	81,010
Dongfeng Motor Group Company Ltd. — Class H	58,000	64,659
Belle International Holdings Ltd.	108,993	63,980
Shenzhou International Group Holdings Ltd.	11,999	60,395
Alibaba Pictures Group Ltd.*,1	250,000	58,894
Brilliance China Automotive Holdings Ltd.	59,996	58,311
Geely Automobile Holdings Ltd.	104,993	55,550
Guangzhou Automobile Group Company Ltd. — Class H	45,999	52,642
China Resources Beer Holdings Company Ltd.*	24,000	52,028
Great Wall Motor Company Ltd. — Class H	62,500	48,113
ANTA Sports Products Ltd.	20,000	43,511
Minth Group Ltd.	14,000	41,181
Haier Electronics Group Company Ltd.	25,000	40,422
Qunar Cayman Islands Ltd. ADR*	1,198	38,911
Xinyi Glass Holdings Ltd.	51,999	36,214
Intime Retail Group Company Ltd.	34,000	30,857
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	14,000	30,241
GOME Electrical Appliances Holding Ltd.	236,991	28,372
Sun Art Retail Group Ltd.	44,499	28,012
Red Star Macalline Group Corporation Ltd. — Class H*,2	23,237	26,294
Skyworth Digital Holdings Ltd.	41,999	25,357
Air China Ltd. — Class H	37,999	25,144

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Cyclical - 6.0% (continued)
Fuyao Glass Industry Group Company Ltd. — Class H*,2	10,063	$23,473
Weichai Power Company Ltd. — Class H	18,800	21,975
China Southern Airlines Company Ltd. — Class H	36,000	21,132
China Eastern Airlines Corporation Ltd. — Class H*,1	36,000	19,232
China Lodging Group Ltd. ADR[1]	536	18,176
Imperial Pacific International Holdings Ltd.*	900,000	17,031
Digital China Holdings Ltd.*	19,000	15,654
BAIC Motor Corporation Ltd. — Class H2	20,953	14,673
China Travel International Investment Hong Kong Ltd.	47,999	14,150
Li Ning Company Ltd.*	32,000	12,852
China Dongxiang Group Company Ltd.[1]	67,000	11,385
China Jicheng Holdings Ltd.*,2	369,690	11,184
Golden Eagle Retail Group Ltd.	10,000	10,762
BEP International Holdings Ltd.	161,817	9,582
Cosmo Lady China Holdings Company Ltd.[1,2]	13,000	9,338
Xtep International Holdings Ltd.	17,500	9,259
Shanghai Jin Jiang International Hotels Group Co. Ltd. — Class H	24,000	9,145
China Harmony New Energy Auto Holding Ltd.	15,500	9,099
Dah Chong Hong Holdings Ltd.	16,000	7,106
China New City Commercial Development Ltd.*	9,394	5,309
Total Consumer, Cyclical		1,260,615
Industrial - 5.5%
AAC Technologies Holdings, Inc.	14,982	121,312
China Communications Construction Company Ltd. — Class H	89,993	101,946
CRRC Corporation Ltd. — Class H1	88,000	83,716
Zhuzhou CRRC Times Electric Company Ltd. — Class H	11,000	61,598
China Railway Group Ltd. — Class H	77,993	59,939
Anhui Conch Cement Company Ltd. — Class H	24,500	59,293
China Everbright International Ltd.	53,999	57,905
China Railway Construction Corporation Ltd. — Class H	38,499	48,123
Sunny Optical Technology Group Company Ltd.	13,000	44,933
China State Construction International Holdings Ltd.[1]	33,999	43,548
Yangzijiang Shipbuilding Holdings Ltd.	57,400	38,149

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Industrial - 5.5% (continued)
Beijing Capital International Airport Company Ltd. — Class H*	28,000	$30,169
Tech Pro Technology Development Ltd.*,1	100,000	28,836
AviChina Industry & Technology Company Ltd. — Class H	40,999	28,817
China National Building Material Company Ltd. — Class H	59,998	27,264
Shanghai Electric Group Company Ltd. — Class H*,1	57,998	24,937
Lee & Man Paper Manufacturing Ltd.	33,999	22,496
China Railway Signal & Communication Corporation Ltd. — Class H2	36,077	22,432
Haitian International Holdings Ltd.	13,000	20,885
Sinotrans Ltd. — Class H	43,000	18,544
China High Speed Transmission Equipment Group Co. Ltd.*,1	22,000	16,879
Xinjiang Goldwind Science & Technology Company Ltd. — Class H	10,000	15,525
Hollysys Automation Technologies Ltd.*	895	15,206
BBMG Corp. — Class H	48,000	15,201
CT Environmental Group Ltd.	54,000	14,598
SITC International Holdings Company Ltd.	25,000	14,353
Guangshen Railway Company Ltd. — Class H	28,000	13,553
China Zhongwang Holdings Ltd.	28,799	13,532
China Resources Cement Holdings Ltd.	36,000	11,817
China International Marine Containers Group Co. Ltd. — Class H	9,300	11,768
Beijing Enterprises Clean Energy Group Ltd.*	427,270	11,056
China Lesso Group Holdings Ltd.	21,000	11,030
China Machinery Engineering Corp. — Class H	17,000	10,920
Tianneng Power International Ltd.	14,000	10,327
SIIC Environment Holdings Ltd.*	18,420	9,098
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H	26,199	8,432
Wasion Group Holdings Ltd.[1]	8,000	4,130
China Shanshui Cement Group Ltd.*,†††,3	105,999	–
Total Industrial		1,152,267
Utilities - 2.8%
Guangdong Investment Ltd.	57,998	81,829
Beijing Enterprises Water Group Ltd.	99,993	64,232
China Gas Holdings Ltd.[1]	43,999	62,304

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Utilities - 2.8% (continued)
CGN Power Company Ltd. — Class H2	204,271	$62,058
China Resources Power Holdings Company Ltd.	35,999	56,537
Huaneng Power International, Inc. — Class H	81,994	56,048
Beijing Enterprises Holdings Ltd.[1]	10,500	54,608
China Resources Gas Group Ltd.	16,000	44,798
China Power International Development Ltd.	65,999	27,867
Huaneng Renewables Corporation Ltd. — Class H	79,992	24,302
Huadian Power International Corporation Ltd. — Class H	32,000	16,972
Datang International Power Generation Company Ltd. — Class H	59,996	16,065
Huadian Fuxin Energy Corporation Ltd. — Class H	52,000	11,447
Total Utilities		579,067
Basic Materials - 1.3%
Sinopec Shanghai Petrochemical Company Ltd. — Class H	71,998	35,220
Zijin Mining Group Company Ltd. — Class H	117,992	34,024
Jiangxi Copper Company Ltd. — Class H	25,999	27,946
Kingboard Chemical Holdings Ltd.	12,300	25,334
Aluminum Corporation of China Ltd. — Class H*,1	81,994	24,805
Nine Dragons Paper Holdings Ltd.	33,999	24,597
China Hongqiao Group Ltd.	30,500	21,869
Huabao International Holdings Ltd.*	40,999	15,886
China Molybdenum Co. Ltd. — Class H	72,000	14,088
Zhaojin Mining Industry Company Ltd. — Class H	17,500	13,922
Angang Steel Company Ltd. — Class H	24,000	9,794
China BlueChemical Ltd. — Class H	35,999	7,971
Yingde Gases Group Company Ltd.	21,000	7,083
Fufeng Group Ltd.	23,000	6,514
Total Basic Materials		269,053
Diversified - 0.6%
China Merchants Holdings International Company Ltd.	36,465	104,210
Legend Holdings Corp. — Class H*,2	7,150	17,194
Carnival Group International Holdings Ltd.*	80,000	10,710
Total Diversified		132,114
Total Common Stocks
(Cost $23,895,073)		20,956,840

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 3.9%
BNY Mellon Separately Managed Cash Collateral Account, 0.3051%	823,364	$823,364
Total Securities Lending Collateral
(Cost $823,364)		823,364
Total Investments - 103.6%
(Cost $24,718,437)		$21,780,204
Other Assets & Liabilities, net - (3.6)%		(764,544)
Total Net Assets - 100.0%		$21,015,660

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	All or portion of this security is on loan at May 31, 2016 - See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $525,849 (cost $552,201), or 2.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Security was fair valued by the Valuation Committee at May 31, 2016. The total market value of fair valued securities amounts to $0, (cost $101,970) or less than 0.1% of total net assets.
4	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets
Common Stocks	$20,956,840	$—	$—	*	$20,956,840
Securities Lending Collateral	823,364	—	—		823,364
Total	$21,780,204	$—	$—	*	$21,780,204
* Market value is less than $1.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category	Ending Balance at 5/31/2016	Valuation Technique	Unobservable Inputs
Common Stocks	$-*	Last trade with adjustment	100% Discount

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended May 31, 2016:

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

Common Stocks

Beginning Balance	$131,286
Realized Gain/Loss	(77,046)
Change in Unrealized Gain/Loss	25,634
Purchases	-
Sales	(79,874)
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$- *
Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2016	$(46,600)
* Market value is less than $1.

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
Communications - 51.6%
Tencent Holdings Ltd.	261,957	$5,844,011
Alibaba Group Holding Ltd. ADR*	54,377	4,458,914
Baidu, Inc. ADR*	20,022	3,574,728
Qihoo 360 Technology Company Ltd. ADR*	27,886	2,071,930
SINA Corp.*,1	29,769	1,607,824
YY, Inc. ADR*	16,808	730,307
SouFun Holdings Ltd. ADR*	129,103	701,029
Sohu.com, Inc.*	15,485	646,808
58.com, Inc. ADR*	10,018	541,473
Autohome, Inc. ADR*	21,325	528,647
21Vianet Group, Inc. ADR*,1	34,900	506,748
ZTE Corp. — Class H	384,935	505,440
Weibo Corp ADR*,1	16,093	427,913
Bitauto Holdings Ltd. ADR*	18,307	371,449
Coolpad Group Ltd.*	1,570,670	309,356
China All Access Holdings Ltd.	589,310	182,828
BYD Electronic International Company Ltd.*	308,723	169,699
TCL Communication Technology Holdings Ltd.	244,799	165,129
Renren, Inc. ADR*	50,524	112,669
Comba Telecom Systems Holdings Ltd.	629,764	102,148
Suncorp Technologies Ltd.*,1	6,504,727	99,646
KongZhong Corp. ADR*	15,896	91,561
V1 Group Ltd.	1,457,972	78,828
Phoenix New Media Ltd. ADR*	15,530	61,965
Total Communications		23,891,050
Technology - 24.5%
NetEase, Inc. ADR	19,310	3,434,091
Lenovo Group Ltd.	2,934,701	1,802,041
Semiconductor Manufacturing International Corp.*	14,793,220	1,237,823
TravelSky Technology Ltd. — Class H	475,047	900,175
Kingsoft Corporation Ltd.[1]	377,158	720,509
NetDragon Websoft, Inc.[1]	122,321	393,662
Chinasoft International Ltd.*	959,230	369,212
Kingdee International Software Group Company Ltd.*,1	933,258	319,570
PAX Global Technology Ltd.[1]	377,727	318,494
AGTech Holdings Ltd.*,1	1,134,655	268,760
Tian Ge Interactive Holdings Ltd.[1,2]	307,182	228,958
Shunfeng International Clean Energy Ltd.*	1,490,121	228,271
HNA International Investment Holdings Ltd.*	3,707,714	214,784
Ju Teng International Holdings Ltd.	420,033	181,138
NQ Mobile, Inc. — Class A ADR*,1	40,381	172,427
Hua Hong Semiconductor Ltd.[2]	168,929	157,879
Changyou.com Ltd. ADR*	6,192	119,320
Shanghai Fudan Microelectronics Group Company Ltd. — Class H*	119,204	102,966

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Technology - 24.5% (continued)
Boyaa Interactive International Ltd.*	257,001	$90,981
Cheetah Mobile Inc ADR*,1	6,278	67,614
Total Technology		11,328,675
Industrial - 13.1%
AAC Technologies Holdings, Inc.	302,728	2,451,240
Sunny Optical Technology Group Company Ltd.	346,862	1,198,901
China Railway Signal & Communication Corporation Ltd. — Class H2	907,529	564,274
Hollysys Automation Technologies Ltd.*	23,046	391,552
Tongda Group Holdings Ltd.	1,722,040	365,771
Truly International Holdings Ltd.[1]	793,856	336,217
Hi Sun Technology China Ltd.*	931,302	137,870
GCL New Energy Holdings Ltd.*	3,191,577	135,582
Wasion Group Holdings Ltd.[1]	253,633	130,928
Technovator International Ltd.	229,630	121,789
China Aerospace International Holdings Ltd.	946,357	116,952
China Electronics Corporation Holdings Company Ltd.	412,164	107,708
Total Industrial		6,058,784
Energy - 5.8%
GCL-Poly Energy Holdings Ltd.[1]	6,440,446	920,284
Xinyi Solar Holdings Ltd.[1]	2,087,968	846,675
Trina Solar Ltd. ADR*,1	44,387	356,428
JinkoSolar Holding Company Ltd. ADR*,1	10,719	233,031
JA Solar Holdings Company Ltd. ADR*,1	21,252	169,378
United Photovoltaics Group Ltd.*,1	1,742,593	136,838
Total Energy		2,662,634
Basic Materials - 2.5%
Kingboard Chemical Holdings Ltd.	328,091	675,766
Kingboard Laminates Holdings Ltd.	397,653	209,880
Landing International Development Ltd.*	6,185,055	175,962
Peace Map Holding Ltd.*	3,402,858	85,858
Total Basic Materials		1,147,466
Consumer, Cyclical - 1.5%
Digital China Holdings Ltd.	462,490	381,035
Nan Hai Corporation Ltd.*	7,979,671	220,854
VST Holdings Ltd.	374,800	116,761
Total Consumer, Cyclical		718,650
Consumer, Non-cyclical - 0.6%
HC International, Inc.*	270,254	150,988
China Innovationpay Group Ltd.*	2,354,566	106,087
Anxin-China Holdings Ltd.*,†††,3	2,144,054	–
Total Consumer, Non-cyclical		257,075
Financial - 0.2%
National Agricultural Holdings Ltd.*	489,652	97,071

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

Shares		Value
COMMON STOCKS† - 99.8% (continued)
Total Common Stocks
(Cost $49,434,915)		$46,161,405
SECURITIES LENDING COLLATERAL†,4 - 11.6%
BNY Mellon Separately Managed Cash Collateral Account, 0.3026%	5,378,019	5,378,019
Total Securities Lending Collateral
(Cost $5,378,019)		5,378,019
Total Investments - 111.4%
(Cost $54,812,934)		$51,539,424
Other Assets & Liabilities, net - (11.4)%		(5,263,015)
Total Net Assets - 100.0%		$46,276,409

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2016 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $951,111 (cost $947,646), or 2.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Security was fair valued by the Valuation Committee at May 31, 2016. The total market value of fair valued securities amounts to $0, (cost $436,315) or 0.0% of total net assets.
4	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets
Common Stocks	$46,161,405	$—	$—	*	$46,161,405
Securities Lending Collateral	5,378,019	—	—		5,378,019
Total	$51,539,424	$—	$—		$51,539,424
* Market value is less than $1.

The following is a summary of significant unobservable inputs used in the, fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category	Ending Balance at 5/31/2016	Valuation Technique	Unobservable Inputs
Common Stocks	$-	Last trade with adjustment	100% Discount

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended May 31, 2016:
Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$47,031
Change in Unrealized Gain/Loss	(47,031)
Ending Balance	$-	*
* Market value is less than $1.

Guggenheim Emerging Markets Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 98.2%
China - 35.6%
China Overseas Land & Investment Ltd.	29,951	$90,029
China Resources Land Ltd.	36,000	86,105
Dalian Wanda Commercial Properties Company Ltd. — Class H1	9,981	63,279
Evergrande Real Estate Group Ltd.	79,705	53,355
Country Garden Holdings Company Ltd.	119,668	47,909
China Vanke Company Ltd. — Class H	16,977	40,475
Fullshare Holdings Ltd.	66,943	24,991
Longfor Properties Company Ltd.	17,855	24,134
Shimao Property Holdings Ltd.	17,459	22,116
Guangzhou R&F Properties Company Ltd. — Class H	14,423	19,161
Red Star Macalline Group Corporation Ltd. — Class H*,1	16,321	18,468
Sino-Ocean Land Holdings Ltd.	44,074	17,872
Sunac China Holdings Ltd.	25,402	15,794
China Jinmao Holdings Group Ltd.	54,000	15,571
Shenzhen Investment Ltd.	38,000	15,360
Shui On Land Ltd.	51,225	12,925
KWG Property Holding Ltd.	19,121	12,012
Yuexiu Property Company Ltd.	91,008	11,598
SOHO China Ltd.	25,640	11,255
Agile Property Holdings Ltd.	20,857	10,283
China South City Holdings Ltd.	50,000	9,462
CIFI Holdings Group Company Ltd.	40,000	9,423
Renhe Commercial Holdings Company Ltd.*	314,000	9,418
Joy City Property Ltd.	60,000	8,187
Poly Property Group Company Ltd.[2]	29,106	7,606
Carnival Group International Holdings Ltd.*	54,785	7,335
Zall Development Group Ltd.	20,499	7,151
Hopson Development Holdings Ltd.	8,000	7,065
E-House China Holdings Ltd. ADR*	1,033	6,653
Greentown China Holdings Ltd.*	9,238	6,481
Beijing Enterprises Medical & Health Group Ltd.*	73,758	5,127
Shanghai Industrial Urban Development Group Ltd.	26,000	5,021
Logan Property Holdings Company Ltd.	14,000	4,704
China SCE Property Holdings Ltd.	21,000	4,650
Beijing Capital Land Ltd. — Class H	13,266	4,474
China Overseas Grand Oceans Group Ltd.	14,000	4,289

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
China - 35.6% (continued)
China New City Commercial Development Ltd.*	7,241	$4,092
Yuzhou Properties Company Ltd.	14,000	4,037
Guorui Properties Ltd.	10,000	3,823
Fantasia Holdings Group Company Ltd.*	30,000	3,592
Colour Life Services Group Company Ltd.*	4,542	3,333
Future Land Development Holdings Ltd.	24,000	2,966
Ping An Securities Group Holdings Ltd.*	220,000	2,917
Wanda Hotel Development Company Ltd.*	28,000	2,703
Wuzhou International Holdings Ltd.*	26,000	2,678
Hydoo International Holding Ltd.	20,000	2,497
Kaisa Group Holdings Ltd.*,†††,3	45,000	–
Total China		752,376
South Africa - 11.9%
Growthpoint Properties Ltd. REIT	42,574	63,612
Redefine Properties Ltd. REIT	88,528	61,634
Resilient REIT Ltd. REIT	6,707	55,484
Hyprop Investments Ltd. REIT	4,482	33,610
Attacq Ltd.*	11,739	14,733
Vukile Property Fund Ltd. REIT	7,865	8,621
S.A. Corporate Real Estate Fund Nominees Pty Ltd. REIT	24,043	7,429
Emira Property Fund Ltd. REIT	7,434	7,359
Total South Africa		252,482
Philippines - 9.8%
SM Prime Holdings, Inc.	171,600	88,066
Ayala Land, Inc.	82,133	62,700
Megaworld Corp.	199,717	19,218
Robinsons Land Corp.	25,800	15,999
DoubleDragon Properties Corp.	8,200	9,451
Vista Land & Lifescapes, Inc.	54,400	5,828
Filinvest Land, Inc.	138,000	5,754
Total Philippines		207,016
United Arab Emirates - 8.2%
Emaar Properties PJSC	57,256	97,430
Aldar Properties PJSC	47,435	33,966
Emaar Malls Group PJSC	31,280	23,250
DAMAC Properties Dubai Company PJSC	29,216	18,613
Total United Arab Emirates		173,259
Mexico - 7.3%
Fibra Uno Administracion S.A. de CV REIT	38,511	83,622
Concentradora Fibra Danhos S.A. de CV REIT	12,127	22,431
PLA Administradora Industrial S de RL de CV REIT*	9,751	16,277
Maquarie Mexico Real Estate Management S.A. de CV REIT*	12,800	16,192

Guggenheim Emerging Markets Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Mexico - 7.3% (continued)
Corporation Inmobiliaria Vesta SAB de CV	5,414	$7,940
Prologis Property Mexico S.A. de CV REIT*	5,170	7,807
Total Mexico		154,269
Indonesia - 5.1%
Lippo Karawaci Tbk PT	329,289	23,021
Bumi Serpong Damai Tbk PT	146,700	19,653
Summarecon Agung Tbk PT	154,100	18,050
Pakuwon Jati Tbk PT	409,500	16,488
Ciputra Development Tbk PT	139,708	14,114
Kawasan Industri Jababeka Tbk PT	286,519	5,286
Alam Sutera Realty Tbk PT	167,700	4,739
Intiland Development Tbk PT	103,300	4,084
Lippo Cikarang Tbk PT*	6,600	3,491
Total Indonesia		108,926
Thailand - 4.8%
Central Pattana PCL	20,454	33,064
CPN Retail Growth Leasehold Property Fund	24,100	12,682
Land & Houses PCL	40,600	9,717
Pruksa Real Estate PCL	11,700	8,269
Bangkok Land PCL	152,651	6,709
Supalai PCL	10,600	6,053
Quality Houses PCL	77,116	5,051
WHA Corporation PCL*	46,000	4,275
Sansiri PCL	88,800	3,927
Land & Houses PCL — Class F	16,300	3,901
LPN Development PCL	9,500	3,537
TICON Industrial Connection PCL — Class F	8,800	3,399
Total Thailand		100,584
Brazil - 3.2%
BR Malls Participacoes S.A.*	9,122	29,250
Multiplan Empreendimentos Imobiliarios S.A.*	1,148	17,417
BR Properties S.A.	3,702	8,479
Iguatemi Empresa de Shopping Centers S.A.	1,144	8,226
Aliansce Shopping Centers S.A.	1,306	4,514
Total Brazil		67,886
Malaysia - 3.1%
IOI Properties Group BHD	25,500	15,007
KLCCP Stapled Group	4,907	8,735
Sunway BHD	11,400	8,310
SP Setia BHD Group	10,000	7,702
Sunway Real Estate Investment Trust REIT	18,100	7,101
Mah Sing Group BHD	15,375	5,362
UEM Sunrise BHD	20,406	4,942
Eco World Development Group BHD*	14,700	4,486
IGB Corporation BHD	5,900	3,444
Total Malaysia		65,089

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Taiwan, Province of China - 2.9%
Highwealth Construction Corp.	14,300	$21,551
Ruentex Development Company Ltd.	14,000	16,205
Huaku Development Company Ltd.	4,000	6,746
Farglory Land Development Company Ltd.	5,000	5,596
Chong Hong Construction Company Ltd.	3,150	5,052
Radium Life Tech Company Ltd.*	12,240	3,791
Kindom Construction Corp.	6,000	2,870
Total Taiwan, Province of China		61,811
Turkey - 1.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	31,449	28,768
		–
India - 1.3%
DLF Ltd.	6,688	12,912
Housing Development & Infrastructure Ltd.*	5,000	7,223
Indiabulls Real Estate Ltd.*	4,000	6,067
Unitech Ltd.*	27,000	1,565
Total India		27,767
Egypt – 1.0%
Talaat Moustafa Group	14,158	9,295
Medinet Nasr Housing*	3,165	6,972
Palm Hills Developments SAE	15,499	4,311
Total Egypt		20,578
Qatar - 0.8%
Barwa Real Estate Co.	1,346	11,202
United Development Company QSC	1,315	6,509
Total Qatar		17,711
Chile - 0.8%
Parque Arauco S.A.	8,326	16,064
		–
Russian Federation - 0.5%
LSR Group GDR	2,656	6,162
Etalon Group Ltd. GDR	2,276	5,144
Total Russian Federation		11,306
Singapore - 0.3%
Yanlord Land Group Ltd.	7,900	7,001
		–
Poland - 0.2%
Globe Trade Centre S.A.*	3,039	5,132
		–
Total Common Stocks
(Cost $2,345,797)		2,078,025

SECURITIES LENDING COLLATERAL†,4 - 0.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.3472%	8,295	8,295
Total Securities Lending Collateral
(Cost $8,295)		8,295
Total Investments - 98.6%
(Cost $2,354,092)		$2,086,320
Other Assets & Liabilities, net - 1.4%		29,134
Total Net Assets - 100.0%		$2,115,454

Other Information (unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $81,747 (cost $78,063), or 3.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at May 31, 2016 — See Note 4.
3	Security was fair valued by the Valuation Committee at May 31, 2016. The total market value of fair valued securities amounts to $0, (cost $16,584) or less than 0.1% of total net assets.
4	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets:
Common Stocks	$2,078,025	$—	$—	*	$2,078,025
Securities Lending Collateral	8,295	—	—		8,295
Total	$2,086,320	$—	$—	*	$2,086,320
*Market value is less than $1.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended May 31, 2016, there were no transfers between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended May 31, 2016:
Common Stocks
Beginning Balance	$-	*
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Ending Balance	$-	*
Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2016	$-

*Market value is less than $1.

Guggenheim Solar ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016
	Shares	Value
COMMON STOCKS† - 99.7%
Cayman Islands - 36.8%
Xinyi Solar Holdings Ltd.[1]	43,444,964	$17,617,017
GCL-Poly Energy Holdings Ltd.[1]	102,087,464	14,587,396
JinkoSolar Holding Company Ltd. ADR*,1	468,898	10,193,843
Daqo New Energy Corp.*,1	408,961	10,170,860
Trina Solar Ltd. ADR*	1,252,184	10,055,038
JA Solar Holdings Company Ltd. ADR*,1	1,127,656	8,987,418
Shunfeng International Clean Energy Ltd.*	55,692,488	8,531,511
Hanwha Q Cells Co. Ltd.*,1	406,689	5,116,148
Total Cayman Islands		85,259,231
United States - 36.1%
First Solar, Inc.*	293,455	14,570,041
SolarCity Corp.*,1	583,217	13,058,229
SunPower Corp. — Class A*,1	624,530	10,948,011
TerraForm Power, Inc. — Class A*,1	1,212,386	10,232,538
8Point3 Energy Partners, LP	612,631	9,446,770
Sunrun, Inc.*,1	1,130,374	7,166,571
SolarEdge Technologies, Inc.*,1	318,021	6,948,759
Vivint Solar, Inc.*,1	1,624,007	5,830,185
TerraForm Global, Inc. — Class A*,1	2,009,134	5,585,393
Total United States		83,786,497
Norway - 6.6%
REC Silicon ASA*,1	68,371,892	15,377,881

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Germany - 5.5%
SMA Solar Technology AG1	232,483	$12,816,352
Canada - 4.9%
Canadian Solar, Inc.*,1	604,314	11,288,586
United Kingdom - 4.4%
Abengoa Yield plc[1]	571,022	10,266,976
Switzerland - 3.4%
Meyer Burger Technology AG*,1	2,055,059	7,772,100
Bermuda - 2.0%
China Singyes Solar Technologies Holdings Ltd.[1]	13,939,011	4,737,163
Total Common Stocks
(Cost $357,290,111)		231,304,786

SECURITIES LENDING COLLATERAL†,2 - 43.6%
BNY Mellon Separately Managed Cash Collateral Account, 0.3024%	101,091,004	101,091,004
Total Securities Lending Collateral
(Cost $101,091,004)		101,091,004
Total Investments - 143.3%
(Cost $458,381,115)		$332,395,790
Other Assets & Liabilities, net - (43.3)%		(100,500,822)
Total Net Assets - 100.0%		$231,894,968

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$231,304,786	$—	$—	$231,304,786
Securities Lending Collateral	101,091,004	—	—	101,091,004
Total	$332,395,790	$—	$—	$332,395,790
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

Guggenheim S&P Global Water Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016
	Shares	Value
COMMON STOCKS† - 99.7%
United States - 36.1%
American Water Works Company, Inc.	389,586	$28,868,324
Danaher Corp.	194,999	19,180,102
Xylem, Inc.	382,080	17,063,693
IDEX Corp.	162,540	13,546,083
Aqua America, Inc.	387,471	12,519,188
Olin Corp.	353,454	8,132,976
Rexnord Corp.*	213,621	4,430,500
Tetra Tech, Inc.	127,569	3,903,611
Mueller Industries, Inc.	121,659	3,782,378
Mueller Water Products, Inc. — Class A	341,752	3,762,690
Watts Water Technologies, Inc. — Class A	59,703	3,435,908
American States Water Co.	79,477	3,104,372
California Water Service Group	104,177	3,036,760
Franklin Electric Company, Inc.	81,461	2,719,168
Badger Meter, Inc.	30,909	2,318,175
Advanced Drainage Systems, Inc.[1]	72,907	1,772,369
Lindsay Corp.[1]	23,699	1,690,687
Calgon Carbon Corp.	107,511	1,599,764
Aegion Corp. — Class A*	76,949	1,538,211
Middlesex Water Co.	35,275	1,303,411
Gorman-Rupp Co.	40,527	1,254,311
Connecticut Water Service, Inc.	24,331	1,173,484
Total United States		140,136,165
United Kingdom - 17.1%
United Utilities Group plc	1,492,357	21,069,622
Severn Trent plc	521,549	17,398,909
Pennon Group plc	900,449	11,310,510
Halma plc	808,913	11,161,497
Rotork plc	1,857,324	5,317,461
Total United Kingdom		66,257,999
Switzerland - 8.5%
Geberit AG	80,913	30,926,313
Sulzer AG	24,201	2,134,810
Total Switzerland		33,061,123
France - 7.9%
Veolia Environnement S.A.	782,463	17,578,329
Suez	780,347	13,122,033
Total France		30,700,362
Ireland - 6.1%
Pentair plc	390,547	23,526,551
China - 3.8%
Guangdong Investment Ltd.	6,168,000	8,702,365
China Everbright International Ltd.	5,789,000	6,207,703
Total China		14,910,068
Japan - 2.8%
Kurita Water Industries Ltd.	237,100	5,552,037

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Japan - 2.8% (continued)
Ebara Corp.	1,019,000	$5,218,809
Total Japan		10,770,846
South Korea - 2.6%
Coway Company Ltd.	116,469	10,065,705
Netherlands - 2.5%
Aalberts Industries N.V.	205,943	7,270,024
Arcadis N.V.	150,107	2,503,257
Total Netherlands		9,773,281
Sweden - 2.4%
Alfa Laval AB	614,342	9,274,058
Austria - 2.2%
Andritz AG	166,973	8,508,779
Bermuda - 2.0%
Beijing Enterprises Water Group Ltd.[1]	10,666,000	6,851,482
China Water Affairs Group Ltd.	1,854,000	964,214
Total Bermuda		7,815,696
Italy - 1.9%
Hera SpA	1,588,271	4,597,170
Interpump Group SpA	171,492	2,733,880
Total Italy		7,331,050
Brazil - 1.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR[1]	747,958	5,250,665
Israel - 1.2%
Israel Chemicals Ltd.[1]	1,085,698	4,468,705
Spain - 0.8%
Fomento de Construcciones y Contratas S.A.*,1	379,749	3,200,259
Singapore - 0.3%
SIIC Environment Holdings Ltd.*,1	1,964,140	970,122
Cayman Islands - 0.1%
Kangda International Environmental Company Ltd.*,2	2,115,000	449,238
Total Common Stocks
(Cost $302,713,577)		386,470,672

SECURITIES LENDING COLLATERAL†,3 - 2.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.3028%	8,673,882	8,673,882
Total Securities Lending Collateral
(Cost $8,673,882)		8,673,882
Total Investments - 101.9%
(Cost $311,387,459)		$395,144,554
Other Assets & Liabilities, net - (1.9)%		(7,248,193)
Total Net Assets - 100.0%		$387,896,361
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2016 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $449,238 (cost $1,276,792), or 0.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.

Other Information (unaudited)

ADR	American Depositary Receipt
plc	Public Limited Company
The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 4 in the Notes to Schedule of Investments):
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$386,470,672	$—	$—	$386,470,672
Securities Lending Collateral	8,673,882	—	—	8,673,882
Total	$395,144,554	$—	$—	$395,144,554
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

Guggenheim S&P High Income Infrastructure ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016
	Shares	Value
COMMON STOCKS† - 98.0%
United States - 32.4%
Targa Resources Corp.	5,369	$229,954
ONEOK, Inc.	3,420	147,915
Kinder Morgan, Inc.	7,434	134,407
Williams Companies, Inc.	4,281	94,867
TerraForm Power, Inc. — Class A1	5,460	46,082
Pattern Energy Group, Inc.	1,851	40,315
CenterPoint Energy, Inc.	1,471	33,142
Entergy Corp.	338	25,661
PPL Corp.	618	23,818
Southern Co.	450	22,248
FirstEnergy Corp.	672	22,048
Total United States		820,457
Canada - 20.5%
Veresen, Inc.	10,856	85,148
Inter Pipeline Ltd.	3,472	70,735
Pembina Pipeline Corp.	2,182	64,171
Westshore Terminals Investment Corp.	4,338	60,522
Gibson Energy, Inc.	4,531	53,204
TransCanada Corp.	1,100	45,695
Capital Power Corp.	2,720	40,111
Superior Plus Corp.	4,580	38,444
Northland Power, Inc.	2,206	37,320
TransAlta Renewables, Inc.	2,456	24,145
Total Canada		519,495
Bermuda - 16.1%
Golar LNG Ltd.	7,898	137,425
GasLog Ltd.[1]	8,120	101,094
Ship Finance International Ltd.[1]	6,067	97,254
Nordic American Tankers Ltd.[1]	4,596	70,640
Total Bermuda		406,413
United Kingdom - 5.2%
Abengoa Yield plc[1]	1,980	35,600
National Grid plc	2,428	35,587
SSE plc	1,508	33,626
Centrica plc	8,741	25,928
Total United Kingdom		130,741
Australia - 5.1%
DUET Group	22,880	38,952
Spark Infrastructure Group	22,166	36,934
AusNet Services	26,330	30,043
APA Group	3,720	23,635
Total Australia		129,564
New Zealand - 3.4%
Contact Energy Ltd.	12,086	44,073
Mighty River Power Ltd.	9,665	19,420
Genesis Energy Ltd.	8,883	12,741
Infratil Ltd.	3,924	8,960
Total New Zealand		85,194

	Shares	Value
COMMON STOCKS† - 98.0% (continued)
Spain - 3.4%
Abertis Infraestructuras S.A.	2,336	$35,784
Enagas S.A.	842	25,252
Gas Natural SDG S.A.	1,203	23,825
Total Spain		84,861
France - 3.0%
Electricite de France S.A.	3,536	47,139
Engie S.A.	1,882	29,007
Total France		76,146
China – 2.4%
HK Electric Investments & HK Electric Investments Ltd.[2]	36,900	32,539
Huaneng Power International, Inc. — Class H	42,000	28,710
Total China		61,249
Marshall Islands - 1.8%
DHT Holdings, Inc.	8,502	46,421
Finland - 1.6%
Fortum Oyj	2,653	39,812
Germany - 1.1%
E.ON SE	2,829	27,825
Portugal - 1.0%
EDP - Energias de Portugal S.A. ADR	7,868	26,233
Italy - 1.0%
Snam SpA	4,516	25,866
Total Common Stocks
(Cost $2,450,432)		2,480,277
PREFERRED STOCKS† - 0.4%
Utilities - 0.4%
RWE AG	1,111	10,596
Total Preferred Stocks
(Cost $18,715)		10,596
RIGHTS† - 0.1%
Abertis Infraestructuras S.A.
Expires 06/30/16*	2,336	1,792
Total Rights
(Cost $0)		1,792
SECURITIES LENDING COLLATERAL†,3 - 9.7%
BNY Mellon Separately Managed Cash Collateral Account, 0.3030%	245,949	245,949
Total Securities Lending Collateral
(Cost $245,949)		245,949
Total Investments - 108.2%
(Cost $2,715,096)		$2,738,614
Other Assets & Liabilities, net - (8.2)%		(206,622)
Total Net Assets - 100.0%		$2,531,992

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2016 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $32,539 (cost $27,853), or 1.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral —- See Note 4.

Guggenheim S&P High Income Infrastructure ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016
ADR	American Depositary Receipt
plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$2,480,277	$—	$—	$2,480,277
Preferred Stocks	10,596	—	—	10,596
Rights	1,792	—	—	1,792
Securities Lending Collateral	245,949	—	—	245,949
Total	$2,738,614	$—	$—	$2,738,614

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Face Amount/ Shares	Value
SHORT TERM INVESTMENTS - 14.1%
Repurchase Agreements††,1 - 4.9%
Jefferies & Company, Inc.
issued 05/25/16 at 3.18% due 06/16/16	$699,000	$699,000
Jefferies & Company, Inc.
issued 05/18/16 at 3.43% due 06/16/16	296,000	296,000
Total Repurchase Agreements		995,000
Commercial Paper†† - 4.4%
Bemis Co.
0.68% due 06/03/16[2]	300,000	299,988
COX Enterprises, Inc.
0.75% due 06/06/16[2]	300,000	299,976
Omnicom Capital, Inc.
0.70% due 06/09/16[2]	300,000	299,964
Total Commercial Paper		899,928
United States Treasury Bills†† - 4.2%
0.00% due 06/02/16[3]	449,997	449,998
0.00% due 07/14/16[3]	399,894	399,896
Total United States Treasury Bills		849,894
Money Market Fund† - 0.6%
Federated U.S. Treasury Cash Reserve Fund	126,225	126,225
Total Short Term Investments
(Cost $2,871,026)		2,871,047
	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 29.8%
Government Agency - 20.0%
Freddie Mac Multifamily Structured Pass Through Certificates
2014-K038, 1.19% due 03/25/24[4]	4,498,456	325,340
2015-K042, 1.06% due 12/25/24[4]	4,495,188	325,261
2014-K036, 0.78% due 10/25/23[4]	6,369,938	294,598
2013-K026, 1.04% due 11/25/22[4]	5,460,456	292,267
Federal Farm Credit Banks
2.99% due 03/29/30	400,000	398,919
3.00% due 04/11/31	400,000	396,695
Fannie Mae
2.13% due 04/24/26[8]	300,000	299,599
0.00% due 01/15/33[3,8]	300,000	175,831
Fannie Mae Principal
0.00% due 05/15/29[3,8]	600,000	409,164
Federal Home Loan Banks
3.20% due 04/14/36	400,000	397,137
Federal Home Loan Bank
5.50% due 07/15/36	250,000	343,903
Freddie Mac
0.00% due 12/14/29[3]	150,000	101,297
6.75% due 03/15/31	67,000	100,184
Freddie Mac.
0.00% due 01/02/34[3]	350,000	198,466

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 29.8% (continued)
Total Government Agency		4,058,661
Residential Mortgage Backed Securities - 6.9%
LSTAR Securities Investment Trust
2015-1, 2.44% due 01/01/20[2,4]	$223,043	$217,667
2014-1, 3.54% due 09/01/21[2,4]	194,773	192,825
CSMC Series
2015-12R, 0.94% due 11/30/37[2,4]	250,000	221,399
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-7, 4.50% due 09/25/36[5]	376,784	201,851
RALI Series Trust
2007-QO2, 0.60% due 02/25/47[4]	376,165	197,600
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[2,5]	191,572	191,059
Home Equity Asset Trust
2005-9, 0.86% due 04/25/36[4]	221,793	180,029
Total Residential Mortgage Backed Securities		1,402,430
Commercial Mortgage Backed Securities - 2.9%
GS Mortgage Securities Corporation Trust
2016-ICE2, 4.68% due 02/15/33[2,4]	200,000	200,577
Hilton USA Trust
2013-HLT, 4.45% due 11/05/30[2,4]	200,000	200,440
Wells Fargo Commercial Mortgage Trust
2016-NXS5 XA, 1.57% due 01/15/59	1,995,739	195,474
Total Commercial Mortgage Backed Securities		596,491
Total Collateralized Mortgage Obligation
(Cost $6,040,160)		6,057,582
CORPORATE BONDS†† - 20.7%
Consumer, Non-cyclical - 4.3%
Total System Services, Inc.
4.80% due 04/01/26	200,000	211,128
Perrigo Finance Unlimited Co.
4.38% due 03/15/26	200,000	203,469
Vector Group Ltd.
7.75% due 02/15/21	150,000	156,375
HCA, Inc.
5.88% due 02/15/26[7]	150,000	155,250

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Face
	Amount	Value
CORPORATE BONDS†† - 20.7% (continued)
Consumer, Non-cyclical - 4.3% (continued)
WEX, Inc.
4.75% due 02/01/23[2]	$165,000	$151,800
Total Consumer, Non-cyclical		878,022
Financial - 4.0%
Manulife Financial Corp.
4.15% due 03/04/26	200,000	211,344
Fort Benning Family Communities LLC
5.81% due 01/15/51[2]	200,000	188,716
Hospitality Properties Trust
5.25% due 02/15/26	150,000	153,452
Wilton Re Finance LLC
5.87% due 03/30/33[2,4]	150,000	152,543
Kennedy-Wilson, Inc.
5.87% due 04/01/24	100,000	97,750
Total Financial		803,805
Energy - 3.9%
ConocoPhillips
6.50% due 02/01/39	130,000	160,515
Pioneer Natural Resources Co.
7.50% due 01/15/20	126,000	143,437
Hess Corp.
8.13% due 02/15/19	100,000	111,057
EQT Corp.
8.13% due 06/01/19	100,000	109,155
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	100,000	107,255
Halliburton Co.
4.85% due 11/15/35	50,000	51,396
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[2]	50,000	50,771
Husky Energy, Inc.
3.95% due 04/15/22	50,000	50,517
Total Energy		784,103
Communications - 3.8%
Discovery Communications LLC
4.90% due 03/11/26	200,000	211,175
Juniper Networks, Inc.
4.35% due 06/15/25	200,000	200,956
T-Mobile USA, Inc.
6.50% due 01/15/26	150,000	158,625
Sprint Communications, Inc.
9.00% due 11/15/18[2]	100,000	106,375
DISH DBS Corp.
5.88% due 11/15/24	100,000	92,551
Total Communications		769,682
Consumer, Cyclical - 2.3%
Hyatt Hotels Corp.
4.85% due 03/15/26	150,000	159,827
Wyndham Worldwide Corp.
5.10% due 10/01/25	150,000	159,456

	Face
	Amount	Value
CORPORATE BONDS†† - 20.7% (continued)
Consumer, Cyclical - 2.3% (continued)
Group 1 Automotive, Inc.
5.25% due 12/15/23[2]	$150,000	$147,750
Total Consumer, Cyclical		467,033
Basic Materials - 1.6%
Yamana Gold, Inc.
4.95% due 07/15/24	190,000	179,550
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[2,4,6]	100,000	103,600
Newcrest Finance Pty Ltd.
4.45% due 11/15/21[2]	50,000	50,325
Total Basic Materials		333,475
Industrial - 0.4%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.13% due 04/15/19	90,000	91,688
Utilities - 0.4%
AES Corp.
3.67% due 06/01/19[4]	78,000	77,707
Total Corporate Bonds
(Cost $4,027,656)		4,205,515
U.S. GOVERNMENT SECURITIES†† - 10.5%
U.S. Treasury Notes – 8.3%
1.63% due 05/15/26		1,680,480
U.S. Treasury Bonds – 2.2%
0.00% due 11/15/44[3]		447,299
Total U.S. Government Securities
(Cost $2,140,014)		2,127,779
ASSET BACKED SECURITIES†† - 9.1%
Collateralized Loan Obligations - 7.2%
ARES XI CLO Ltd.
2007-11A, 3.63% due 10/11/21[2,4]	300,000	268,419
Oaktree EIF I Series A1 Ltd.
2016-A, 4.39% due 01/20/27[2,4]	250,000	250,901
Newstar Commercial Loan Funding LLC
2016-1A, 4.37% due 02/25/28[2,4]	250,000	248,700
Oaktree EIF II Series Ltd.
2014-A2, 3.83% due 11/15/25[2,4]	250,000	242,480
TICP CLO II Ltd.
2014-2A, 3.63% due 07/20/26[2,4]	250,000	235,225

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 9.1% (continued)
Collateralized Loan Obligations - 7.2% (continued)
ACIS CLO Ltd.
2013-1A, 3.58% due 04/18/24[2,4]	$250,000	$224,307
Total Collateralized Loan Obligations		1,470,032
Transportation - 1.0%
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[2]	219,880	212,184
Collateralized Debt Obligations - 0.9%
Gramercy Real Estate CDO Ltd.
2006-1A, 1.01% due 07/25/41[2,4]	182,784	178,236
Total Asset Backed Securities
(Cost $1,829,430)		1,860,452
SENIOR FLOATING RATE INTERESTS††,4 - 5.4%
Consumer, Cyclical - 1.5%
PetSmart, Inc.
4.25% due 03/11/22	99,748	99,748
Equinox Holdings, Inc.
5.00% due 01/31/20	99,746	99,746
Acosta, Inc.
4.25% due 09/26/21	99,856	99,263
Total Consumer, Cyclical		298,757
Communications - 1.5%
Cablevision Systems
5.00% due 10/09/22	150,000	151,094
Mitel US Holdings, Inc.
5.50% due 04/29/22	146,438	146,621
Total Communications		297,715
Technology - 1.0%
Solera LLC
5.75% due 03/03/23	100,000	100,542
Avago Technologies Cayman Finance Ltd.
4.25% due 02/01/23	100,000	100,239
Total Technology		200,781
Transportation - 0.7%
Travelport Finance Luxembourg Sarl
5.75% due 09/02/21	149,394	149,730
Consumer, Non-cyclical - 0.7%
Albertsons LLC
5.50% due 08/25/21	149,622	149,576
Total Senior Floating Rate Interests
(Cost $1,077,398)		1,096,559

	Face
	Amount	Value
MUNICIPAL BONDS†† - 5.2%
New York - 2.0%
Port Authority of New York & New Jersey Revenue Bonds
5.65% due 11/01/40	$155,000	$199,513
Metropolitan Transportation Authority Revenue Bonds
6.69% due 11/15/40	140,000	196,666
Total New York		396,179
California - 1.9%
Los Angeles Community College District General Obligation Unlimited
6.75% due 08/01/49	130,000	200,204
State of California General Obligation Unlimited
7.30% due 10/01/39	130,000	192,009
Total California		392,213
Texas - 1.0%
State of Texas General Obligation Unlimited
5.52% due 04/01/39	150,000	202,174
Illinois - 0.3%
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42	70,000	57,647
Total Municipal Bonds
(Cost $1,016,134)		1,048,213
PREFERRED STOCKS† - 2.6%
Financial - 2.6%
Bank of America Corp.
6.50%[4,6,7]	200,000	211,000
6.30%[4,6]	100,000	106,125
Citigroup, Inc.
5.95%[4,6]	210,000	210,197
Total Preferred Stocks
(Cost $500,809)		527,322
Total Investments - 97.4%
(Cost $19,502,627)		$19,794,469
Other Assets & Liabilities, net - 2.6%		532,363
Total Net Assets - 100.0%		$20,326,832

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Repurchase agreements — See Note 6.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $4,936,227 (cost $4,888,007), or 24.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Zero coupon rate security.
4	Variable rate security. Rate indicated is rate effective at May 31, 2016.

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is rate effective May 31, 2016.
6	Perpetual maturity.
7	All or portion of this security is on loan at May 31, 2016 — See Note 4.
8	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Repurchase Agreements	$—	$995,000	$—	$995,000
Commercial Paper	—	899,928	—	899,928
United States Treasury Bills	—	849,894	—	849,894
Money Market Fund	126,225	—	—	126,225
Collateralized Mortgage Obligations	—	6,057,582	—	6,057,582
Corporate Bonds	—	4,205,515	—	4,205,515
U.S. Government Securities	—	2,127,779	—	2,127,779
Asset Backed Securities	—	1,860,452	—	1,860,452
Senior Floating Rate Interests	—	1,096,559	—	1,096,559
Municipal Bonds	—	1,048,213	—	1,048,213
Preferred Stocks	527,322	—	—	527,322
Total Assets	$653,547	$19,140,922	$—	$19,794,469

Liabilities
Swap Agreements*	$—	$9,813	$—	$9,813
Unfunded Commitments	—	100,331	—	100,331
Total Liabilities	$—	$100,331	$—	$110,144
*Represents the unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

At May 31, 2016, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:
Borrower	Maturity Date	Face Amount	Value
SRS Distribution, Inc.	8/25/2022	$99,001	$100,331

Guggenheim U.S. Large Cap Optimized Volatility ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 34.3%
Procter & Gamble Co.	680	$55,107
Coca-Cola Co.	1,108	49,417
Merck & Company, Inc.	876	49,284
PepsiCo, Inc.	456	46,134
Bristol-Myers Squibb Co.	638	45,745
Altria Group, Inc.	688	43,784
Eli Lilly & Co.	494	37,065
Vertex Pharmaceuticals, Inc.*	342	31,857
General Mills, Inc.	492	30,888
Reynolds American, Inc.	616	30,615
Baxter International, Inc.	708	30,557
Intuitive Surgical, Inc.*	48	30,466
Kimberly-Clark Corp.	238	30,236
Edwards Lifesciences Corp.*	304	29,944
Cardinal Health, Inc.	360	28,422
Anthem, Inc.	214	28,282
ConAgra Foods, Inc.	614	28,060
Cigna Corp.	216	27,672
Tyson Foods, Inc. — Class A	416	26,532
Dr Pepper Snapple Group, Inc.	266	24,312
Clorox Co.	182	23,394
Perrigo Company plc	206	19,743
Hershey Co.	202	18,756
Church & Dwight Company, Inc.	182	17,923
Johnson & Johnson	156	17,580
Verisk Analytics, Inc. — Class A*	218	17,307
Quest Diagnostics, Inc.	202	15,588
Quanta Services, Inc.*	558	13,409
Varian Medical Systems, Inc.*	160	13,246
Total Consumer, Non-cyclical		861,325
Financial - 13.3%
American Tower Corp. — Class A	312	33,003
Crown Castle International Corp.	340	30,875
CME Group, Inc. — Class A	312	30,542
Ventas, Inc.	458	30,379
Welltower, Inc.	428	29,493
AvalonBay Communities, Inc.	154	27,702
Boston Properties, Inc.	216	27,136
Equity Residential	392	27,130
HCP, Inc.	660	21,694
Realty Income Corp.	354	21,272
Federal Realty Investment Trust	100	15,319
Apartment Investment & Management Co. — Class A	314	13,392
Berkshire Hathaway, Inc. — Class B*	88	12,368
Wells Fargo & Co.	154	7,811
JPMorgan Chase & Co.	102	6,658
Total Financial		334,774
Consumer, Cyclical - 13.3%
Wal-Mart Stores, Inc.	600	42,468
McDonald's Corp.	332	40,524
Costco Wholesale Corp.	226	33,622
NIKE, Inc. — Class B	592	32,690
Dollar Tree, Inc.*	332	30,059
O'Reilly Automotive, Inc.*	108	28,558
AutoZone, Inc.*	36	27,439
Carnival Corp.	572	27,307

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 13.3% (continued)
Target Corp.	392	$26,962
Under Armour, Inc. — Class A*	516	19,469
Darden Restaurants, Inc.	188	12,752
Bed Bath & Beyond, Inc.	250	11,187
Total Consumer, Cyclical		333,037
Utilities - 12.7%
Duke Energy Corp.	416	32,544
Dominion Resources, Inc.	430	31,067
Southern Co.	628	31,048
PG&E Corp.	500	30,040
Exelon Corp.	856	29,335
Xcel Energy, Inc.	688	28,463
Consolidated Edison, Inc.	378	27,692
WEC Energy Group, Inc.	448	26,943
FirstEnergy Corp.	600	19,686
Entergy Corp.	252	19,132
CMS Energy Corp.	394	16,477
SCANA Corp.	202	14,122
AGL Resources, Inc.	196	12,897
Total Utilities		319,446
Communications - 11.0%
AT&T, Inc.	1,526	59,743
Alphabet, Inc. — Class A*	76	56,913
Verizon Communications, Inc.	1,052	53,547
Alphabet, Inc. — Class C*	58	42,672
Expedia, Inc.	166	18,466
Motorola Solutions, Inc.	224	15,516
Frontier Communications Corp.	2,400	12,408
Facebook, Inc. — Class A*	98	11,643
Amazon.com, Inc.*	8	5,782
Total Communications		276,690
Technology - 8.3%
Apple, Inc.	716	71,500
International Business Machines Corp.	296	45,507
Microsoft Corp.	648	34,344
Electronic Arts, Inc.*	438	33,616
Cerner Corp.*	430	23,912
Total Technology		208,879
Industrial - 4.9%
Lockheed Martin Corp.	150	35,435
Republic Services, Inc. — Class A	338	16,319
Waters Corp.*	116	15,956
General Electric Co.	504	15,236
CH Robinson Worldwide, Inc.	202	15,146
FLIR Systems, Inc.	390	12,149
Stericycle, Inc.*	122	11,955
Total Industrial		122,196
Energy - 1.1%
Exxon Mobil Corp.	288	25,638
Chevron Corp.	8	808
Total Energy		26,446
Basic Materials - 1.0%
Newmont Mining Corp.	750	24,308

Guggenheim U.S. Large Cap Optimized Volatility ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Total Common Stocks
(Cost $2,513,992)		$2,507,101

Total Investments - 99.9%
(Cost $2,513,992)		$2,507,101
Other Assets & Liabilities, net - 0.1%		3,647
Total Net Assets - 100.0%		$2,510,748

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$2,507,101	$—	$—	$2,507,101
Total	$2,507,101	$—	$—	$2,507,101

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange–Traded Fund Trust 2’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

The following 8 portfolios have a quarterly reporting period ended on May 31, 2016:

Guggenheim China All-Cap ETF
Guggenheim China Technology ETF
Guggenheim Emerging Markets Real Estate ETF
Guggenheim Solar ETF
Guggenheim S&P Global Water Index ETF
Guggenheim S&P High Income Infrastructure ETF
Guggenheim Total Return Bond ETF
Guggenheim U.S. Large Cap Optimized Volatility ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”).

1.	Significant Accounting Policies
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Funds. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange traded funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of May 31, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim China All-Cap ETF	$24,912,310	$2,909,401	$(6,041,507)	$(3,132,106)
Guggenheim China Technology ETF	56,314,152	7,254,288	(12,029,016)	(4,774,728)
Guggenheim Emerging Markets Real Estate ETF	2,367,415	137,764	(418,859)	(281,095)
Guggenheim Solar ETF	467,975,553	9,714,038	(145,293,801)	(135,579,763)
Guggenheim S&P Global Water Index ETF	316,714,202	105,046,511	(26,616,159)	78,430,352
Guggenheim S&P High Income Infrastructure ETF	2,715,096	284,985	(261,467)	23,518
Guggenheim Total Return Bond ETF	19,502,627	329,620	(37,778)	291,842
Guggenheim U.S. Large Cap Optimized Volatility ETF	2,513,992	34,430	(41,321)	(6,891)

4.	Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of May 31, 2016, the Funds participated in securities lending as follows:
	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim China All-Cap ETF	$1,019,970	$823,364	$382,976	$1,206,340
Guggenheim China Technology ETF	5,065,466	5,378,019	363,808	5,741,827
Guggenheim Emerging Markets Real Estate ETF	7,225	8,295	-	8,295
Guggenheim Solar ETF	102,351,772	101,091,004	7,156,335	108,247,339
Guggenheim S&P Global Water Index ETF	11,872,770	8,673,882	3,964,979	12,638,861
Guggenheim S&P High Income Infrastructure ETF	238,874	245,949	-	245,949
Guggenheim Total Return Bond ETF	298,682	-	304,678	304,678
Guggenheim U.S. Large Cap Optimized Volatility ETF	-	-	-	-

5.	Swaps
Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Fund’s custodian bank.

The Guggenheim Total Return Bond ETF may enter into swap agreements to manage its exposure to interest rates and/or credit risk, to generate income or to manage duration. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

The Guggenheim Total Return Bond ETF had interest rate swap agreements outstanding during the year ended May 31, 2016, in order to help manage the cost of leverage and, indirectly, to manage duration. As of May 31, 2016, the Guggenheim Total Return Bond ETF had swaps with a total notional value of $2,000,000 outstanding. Details of the swap agreements outstanding as of May 31, 2016, were as follows:
Counterparty	Termination Date	Notional Amount ($000)	Fixed Rate	Receive Floating Rate	Unrealized Appreciation (Depreciation)

Merrill Lynch	03/30/2026	$2,000	1.7532%	3 Month LIBOR	$(9,813)
Swaps are centrally cleared swaps.

6.	Repurchase Agreements
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of May 31, 2016, the repurchase agreements held in Guggenheim Total Return Bond ETF in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Jefferies & Company, Inc. 3.18%, due 06/16/2016	$699,000	$700,358	JPMBB Commercial Mortgage Securities, 4.77%, 08/15/2025	$947,770	$873,749
Jefferies & Company, Inc. 3.43%, due 06/16/2016	296,000	296,818	Neuberger Berman CLO Ltd., 0.00%, 07/15/2027	847,000	592,002
	$995,000				$1,465,751

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	July 29, 2016

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	July 29, 2016